Cover	May 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 02, 2024
Entity File Number	000-22418
Entity Registrant Name	Itron, Inc.
Entity Central Index Key	0000780571
Entity Tax Identification Number	91-1011792
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	2111 N Molter Road
Entity Address, City or Town	Liberty Lake
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99019
City Area Code	509
Local Phone Number	924-9900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	ITRI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false